NET FOREIGN EXCHANGE INCOME (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2017
Net Foreign Exchange Income Losses
Schedule of net foreign exchange gains (losses)

The detail of net foreign exchange gains (losses) for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
	MCh$	MCh$	MCh$
Gains (losses) of foreign currency exchange differences
Net gains (losses) of foreign currency exchange positions	131,196	(30,191)	75,873
Other foreign currency exchange gains (losses)	1,537	1,202	(1,412)
Subtotal	132,733	(28,989)	74,461
Gains (losses) of exchange rate readjustments
Adjustment to loan to customers	(82)	14	—
Adjustment to investment instruments	(824)	(121)	—
Adjustments to deposits and saving account	—	10	—
Adjustments to other liabilities	1,385	—	—
Fair value gains (losses) on foreign currency hedging derivatives (1) (*)	(87,047)	(19,762)	—
Subtotal	(86,568)	(19,859)	—
Total	46,165	(48,848)	74,461

(1) Correspond to current earnings related to hedging foreign currency assets and liabilities. Different information is disclosed in Note 23 “Interest Income and Expense” and Note 25 “Net Trading and Investment Income”.

(*) The fair value gains (losses) on hedging derivatives as of December 31, 2017, 2016 and 2015 was as follows:

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$
Fair value hedges	(1,032)	(17,281)	—
Cash flow hedges	(80,968)	20,687	—
Net investment in foreign operation	(5,047)	(23,168)	—
Total	(87,047)	(19,762)	—